Reverse recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 23, 2022 USD ($) tranche $ / shares shares	Sep. 14, 2020	Mar. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) member $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Reverse Recapitalization [Line Items]
IFRS 2 Listing Expense | $				$ 9,909	$ 0	$ 0
Number of tranches | tranche	5
Preference subscription shares, value | $				$ 588,826
Proportion of ownership interest in subsidiary		100.00%		100.00%
Changes in the consolidated group | $				$ 1,512		5,801
Accumulated deficit
Reverse Recapitalization [Line Items]
Changes in the consolidated group | $				$ 1,512		4,621
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares				$ 1.12
Share redemption price | $ / shares				$ 0.01
Number of shares issued (in shares)	15,999,965
Fair value of shares issued | $	$ 40,320			$ 17,920	0
Unrealized gains (losses) on change in fair value of shares issued | $				$ 22,400	$ 0	$ 0
Class A Shares
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares				$ 18	$ 8.04	$ 6.15
Threshold trading days				20 days
Threshold trading day period				30 days
Shares Conversion, Registration Statement Threshold				30 days
Shares issuable, threshold trading days	20 days
Shares issuable, threshold trading day period	30 days
Class A Shares | Volvo Cars
Reverse Recapitalization [Line Items]
Exercise price of outstanding share options (in usd per share) | $ / shares	$ 10
Class A Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	13
Class A Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	15.50
Class A Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	18
Class A Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	20.50
Class A Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	$ 23
Class A Shares | Minimum
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares				$ 10.00
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	9,000,000
Fair value of shares issued | $	$ 22,770			$ 10,080	$ 0
Unrealized gains (losses) on change in fair value of shares issued | $				12,690	$ 0	$ 0
Class B Shares
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares			$ 30.50		$ 8.04
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
IFRS 2 Listing Expense | $				$ 372,318
Closing share price (in usd per share) | $ / shares				$ 11.23
Earn-out rights | $	1,500,638			$ 598,570	$ 0
Gains (losses) on change in fair value of earn-out rights | $				$ 902,068	$ 0	$ 0
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Volvo Cars
Reverse Recapitalization [Line Items]
Preference subscription shares, value | $	$ 588,826
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Number of options per share				1
Exercise price of outstanding share options (in usd per share) | $ / shares				$ 11.50
Shares exercisable, threshold period				30 days
Shares conversion, redemption notice period				30 days
Polestar Automotive Holding Limited ("Former Parent")
Reverse Recapitalization [Line Items]
Proportion of voting rights held				0.99
Number of board of directors nominated | member				4
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	24,078,638
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	1,642,233,575
Number of earn-out rights (in shares)	134,098,971
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Gores Guggenheim, Inc.
Reverse Recapitalization [Line Items]
Number of board of directors nominated | member				1
Polestar Automotive Holding UK PLC ("Parent") | Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)				15,999,965,000
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	294,877,349
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares | Volvo Cars
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	1,117,390
Polestar Automotive Holding UK PLC ("Parent") | Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)				9,000,000,000